Taxes - Summary of Deferred Tax Asset Balance and Respective Changes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets [Line Items]
Beginning balance	R$ 39,140	R$ 51,002
Realization / reversal	(14,176)	(24,296)
Increase	20,770	12,434
Ending balance	45,734	39,140
Beginning balance	6,806	15,524
Realization / reversal	(4,125)	(11,696)
Increase	5,197	2,978
Ending balance	7,878	6,806
Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,149	983
Realization / reversal	(93)
Increase	131	166
Ending balance	1,187	1,149
Beginning balance	168	166
Realization / reversal	(142)
Increase	4	2
Ending balance	30	168
Reflected in income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	37,252	48,810
Realization / reversal	(13,667)	(23,511)
Increase	19,795	11,953
Ending balance	43,380	37,252
Beginning balance	6,144	14,569
Realization / reversal	(3,863)	(11,385)
Increase	4,329	2,960
Ending balance	6,610	6,144
Provision for expected loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	18,563	24,686
Realization / reversal	(4,712)	(9,746)
Increase	9,009	3,623
Ending balance	22,860	18,563
Related to income tax losses and social contribution tax carryforwards [Member]
Deferred Tax Assets [Line Items]
Beginning balance	4,391	7,595
Realization / reversal	(2,339)	(3,649)
Increase	533	445
Ending balance	2,585	4,391
Provision for profit sharing [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,844	1,829
Realization / reversal	(1,844)	(1,829)
Increase	2,162	1,844
Ending balance	2,162	1,844
Provision for devaluation of securities with permanent impairment [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,729	2,228
Realization / reversal	(902)	(1,843)
Increase	703	1,344
Ending balance	1,530	1,729
Provision [member]
Deferred Tax Assets [Line Items]
Beginning balance	4,464	5,194
Realization / reversal	(1,552)	(2,124)
Increase	3,296	1,394
Ending balance	6,208	4,464
Civil lawsuits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,586	1,974
Realization / reversal	(651)	(610)
Increase	478	222
Ending balance	1,413	1,586
Labor claims [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,037	2,200
Realization / reversal	(790)	(1,280)
Increase	2,004	1,117
Ending balance	3,251	2,037
Tax and social security [Member]
Deferred Tax Assets [Line Items]
Beginning balance	841	1,020
Realization / reversal	(111)	(234)
Increase	814	55
Ending balance	1,544	841
Goodwill on purchase of investments [Member]
Deferred Tax Assets [Line Items]
Beginning balance	60	141
Realization / reversal	(60)	(163)
Increase		82
Ending balance		60
Legal liabilities [member]
Deferred Tax Assets [Line Items]
Beginning balance	676	488
Realization / reversal	(57)	(61)
Increase	104	249
Ending balance	723	676
Adjustments of operations carried out on futures settlement market [Member]
Deferred Tax Assets [Line Items]
Beginning balance	98	277
Realization / reversal	(98)	(277)
Increase	84	98
Ending balance	84	98
Beginning balance	923	1,421
Realization / reversal	(923)	(1,421)
Increase	1,330	923
Ending balance	1,330	923
Adjustment to fair value of financial assets at fair value through profit or loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	631	429
Realization / reversal	(631)	(429)
Increase	738	631
Ending balance	738	631
Beginning balance	1,790	7,592
Realization / reversal	(1,790)	(7,592)
Increase	1,149	1,790
Ending balance	1,149	1,790
Provision related to health insurance operations [Member]
Deferred Tax Assets [Line Items]
Beginning balance	343	341
Realization / reversal		(5)
Increase	5	7
Ending balance	348	343
Other Items Reflected In Income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	4,453	5,602
Realization / reversal	(1,472)	(3,385)
Increase	3,161	2,236
Ending balance	6,142	4,453
Beginning balance	791	1,386
Realization / reversal	(779)	(637)
Increase	1,523	42
Ending balance	1,535	791
Reflected In Stockholder Equity [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,888	2,192
Realization / reversal	(509)	(785)
Increase	975	481
Ending balance	2,354	1,888
Beginning balance	662	955
Realization / reversal	(262)	(311)
Increase	868	18
Ending balance	1,268	662
Corporate reorganizations [member]
Deferred Tax Assets [Line Items]
Beginning balance		628
Realization / reversal		(628)
Adjustment to fair value of financial assets at fair value through other comprehensive income [member]
Deferred Tax Assets [Line Items]
Beginning balance	383	327
Realization / reversal	(163)	(157)
Increase	546	213
Ending balance	766	383
Beginning balance	474	767
Realization / reversal	(107)	(302)
Increase	861	9
Ending balance	1,228	474
Other [Member]
Deferred Tax Assets [Line Items]
Beginning balance	356	254
Realization / reversal	(253)
Increase	298	102
Ending balance	401	356
Beginning balance	13	13
Realization / reversal	(13)
Ending balance		13
Depreciation in excess - finance lease[Member]
Deferred Tax Assets [Line Items]
Beginning balance	346	613
Realization / reversal	(144)	(267)
Ending balance	202	346
Adjustment of escrow deposits and provisions [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,348	1,280
Realization / reversal	(29)	(11)
Increase	212	79
Ending balance	1,531	1,348
Post employment benefits [member]
Deferred Tax Assets [Line Items]
Beginning balance	287	304
Realization / reversal	(56)	(143)
Increase	51	126
Ending balance	282	287
Taxation of results abroad - capital gains [Member]
Deferred Tax Assets [Line Items]
Beginning balance	659	1,973
Realization / reversal	(142)	(1,314)
Increase	64
Ending balance	581	659
Provision for pension plan benefits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	7	9
Realization / reversal		(9)
Increase	3
Ending balance	R$ 10	R$ 7